Document and Entity Information	0 Months Ended
Aug. 14, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 14, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Aug. 14, 2013
Document Effective Date	Aug. 14, 2013
Prospectus Date	Jan. 20, 2013
Portfolio 21 Global Equity Fund | Class R
Risk/Return:
Trading Symbol	PORTX
Portfolio 21 Global Equity Fund | Class I
Risk/Return:
Trading Symbol	PORIX